CAPITAL SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The partnership had the following capital securities outstanding as of December 31, 2020 and 2019:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2020	Dec. 31, 2019
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$586	$574
Series 2	24,000,000	6.50%	555	546
Series 3	24,000,000	6.75%	538	530
BPO Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	23
Series 2	556,746	5.75%	11	13
Series 3	789,718	5.00%	16	18
Series 4	594,994	5.20%	12	18
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			863	922
Total capital securities			$3,033	$3,075

Current			$649	$75
Non-current			2,384	3,000
Total capital securities			$3,033	$3,075
(1)Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2020	2019	2018	2020	2019	2018
Outstanding, beginning of year	139	139	139	439,802	424,198	254,989
Issued on August 28, 2018 for the acquisition of GGP	—	—	—	—	—	109,702
Exchange LP Units exchanged	—	—	—	169	425	7,770
BPYU Units exchanged				11,580	36,316	56,166
Distribution reinvestment program	—	—	—	998	257	175
Issued under unit-based compensation plan	—	—	—	—	858	57
LP Units issued	—	—	—	59,497	—	—
Repurchases of LP Units	—	—	—	(76,066)	(22,252)	(4,661)
Outstanding, end of year	139	139	139	435,980	439,802	424,198
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning of year	2,883	3,308	11,078
Exchange LP Units exchanged (1)	(169)	(425)	(7,770)
Outstanding, end of year	2,714	2,883	3,308
(1)Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

Summary of reconciliation of cash flows from financing activities from capital securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2019	Capital securities redeemed net of issued	Fair value changes	Foreign currency translation	Other	Dec. 31, 2020
Capital securities	$3,075	$(13)	$(23)	$—	$(6)	$3,033